SHORT-TERM BORROWINGS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF SHORT-TERM BORROWINGS
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB	USD
CURRENT
Bank borrowings – unsecured	26,274	26,271	3,615

	As at December 31,
	2022	2023
	RMB	RMB	USD
CURRENT
Bank borrowings – unsecured	-	26,274	3,701